UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06414

Name of Fund: BlackRock MuniYield Fund, Inc. (MYD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock MuniYield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 - 01/31/2008

Item 1 - Schedule of Investments

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                                 Face
State                          Amount  Municipal Bonds                                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 3.4%               $  4,540  Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue
                                       Refunding Bonds (Ascension Health Credit), Series C-2, 5% due 11/15/2036          $    4,581
                                3,300  Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue
                                       Refunding Bonds (Ascension Health Credit), Series C-2, 5% due 11/15/2039               3,327
                                5,250  Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 5.50%
                                       due 1/01/2022                                                                          5,667
                                2,200  Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential
                                       Care Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.625%
                                       due 8/01/2025                                                                          2,032
                                6,425  Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential
                                       Care Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.875%
                                       due 8/01/2036                                                                          6,003
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 12.2%                 5,825  Arizona State Transportation Board, Highway Revenue Bonds, Sub-Series A, 5%
                                       due 7/01/2021                                                                          6,280
                                7,030  Arizona State Transportation Board, Highway Revenue Bonds, Sub-Series A, 5%
                                       due 7/01/2022                                                                          7,531
                                5,240  Arizona State Transportation Board, Highway Revenue Bonds, Sub-Series A, 5%
                                       due 7/01/2023                                                                          5,537
                                3,300  Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                       Project 1), Series A, 6.75% due 7/01/2029                                              3,115
                                5,000  Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (CRS Pine
                                       Ridge Housing Corporation), Series A-1, 6% due 10/20/2031 (e)(g)                       5,210
                                5,000  Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (CRS Pine
                                       Ridge Housing Corporation), Series A-1, 6.05% due 10/20/2036 (e)(g)                    5,168
                                3,000  Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                                       Airlines Inc. Project), AMT, 6.25% due 6/01/2019                                       2,877
                                5,090  Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                                       Airlines Inc. Project), AMT, 6.30% due 4/01/2023                                       4,865
                                1,610  Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Summit Apartments LLC
                                       Project), 6.25% due 7/20/2022 (g)                                                      1,734
                                1,425  Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Summit Apartments LLC
                                       Project), 6.45% due 7/20/2032 (g)                                                      1,508
                                1,305  Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Summit Apartments LLC
                                       Project), 6.55% due 7/20/2037 (g)                                                      1,384
                                  570  Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter
                                       Schools Project II), Series A, 6.75% due 7/01/2011 (l)                                   646
                                  775  Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter
                                       Schools Project II), Series A, 6.75% due 7/01/2031                                       794
                               10,020  Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%
                                       due 12/01/2032                                                                         9,333
                               11,525  Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%
                                       due 12/01/2037                                                                        10,589
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock MuniYield Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT          Alternative Minimum Tax (subject to)
COP          Certificates of Participation
EDA          Economic Development Authority
EDR          Economic Development Revenue Bonds
GO           General Obligation Bonds
HDA          Housing Development Authority
HFA          Housing Finance Agency
IDA          Industrial Development Authority
IDR          Industrial Development Revenue Bonds
M/F          Multi-Family
PCR          Pollution Control Revenue Bonds
PILOT        Payment in Lieu of Taxes
S/F          Single-Family
VRDN         Variable Rate Demand Notes

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                                 Face
State                          Amount  Municipal Bonds                                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $  3,000  Vistancia Community Facilities District, Arizona, GO, 5.50% due 7/15/2020         $    3,126
                                2,125  Vistancia Community Facilities District, Arizona, GO, 5.75% due 7/15/2024              2,208
                                5,900  Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai Regional
                                       Medical Center), Series A, 6% due 8/01/2033                                            6,086
-----------------------------------------------------------------------------------------------------------------------------------
Arkansas - 0.6%                 2,000  University of Arkansas, University Construction Revenue Bonds (UAMS Campus),
                                       Series B, 5% due 11/01/2020 (i)                                                        2,118
                                1,600  University of Arkansas, University Construction Revenue Bonds (UAMS Campus),
                                       Series B, 5% due 11/01/2027 (i)                                                        1,659
-----------------------------------------------------------------------------------------------------------------------------------
California - 11.6%              2,000  California State Public Works Board, Lease Revenue Bonds (Department of
                                       Corrections), Series C, 5% due 6/01/2025                                               2,009
                                4,500  California State Public Works Board, Lease Revenue Bonds (Department of
                                       Mental Health - Coalinga State Hospital), Series A, 5.125% due 6/01/2029               4,497
                                   10  California State, GO, 5% due 4/01/2031 (a)                                                10
                               11,335  California State, GO, Refunding, 5% due 6/01/2032                                     11,391
                                6,800  California State, Various Purpose, GO, 5.25% due 11/01/2025                            7,097
                                5,550  California State, Various Purpose, GO, 5.50% due 11/01/2033                            5,858
                                5,500  Golden State Tobacco Securitization Corporation of California, Tobacco
                                       Settlement Revenue Bonds, Series A-3, 7.875% due 6/01/2013 (l)                         6,821
                                7,500  Golden State Tobacco Securitization Corporation of California, Tobacco
                                       Settlement Revenue Bonds, Series A-4, 7.80% due 6/01/2013 (l)                          9,275
                                5,965  Golden State Tobacco Securitization Corporation of California, Tobacco
                                       Settlement Revenue Refunding Bonds, Senior Series A-1, 5.125% due 6/01/2047            5,156
                                7,570  Los Angeles, California, Unified School District, GO, Series A, 5%
                                       due 7/01/2013 (f)(l)                                                                   8,470
                                5,145  Santa Clara, California, Subordinated Electric Revenue Bonds, Series A, 5%
                                       due 7/01/2022 (i)                                                                      5,388
                                7,465  University of California Revenue Bonds (Multiple Purpose Projects), Series Q, 5%
                                       due 9/01/2021 (f)                                                                      7,986
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 4.4%                 3,245  Colorado Educational and Cultural Facilities Authority, Revenue Refunding Bonds
                                       (University of Denver Project), Series B, 5.25% due 3/01/2016 (d)(l)                   3,730
                                  260  Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Series D-2, 6.90%
                                       due 4/01/2029                                                                            272
                                7,080  Denver, Colorado, City and County Airport Revenue Bonds, AMT, Series D, 7.75%
                                       due 11/15/2013 (a)                                                                     8,025
                                1,415  Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                       Series A, 7.10% due 9/01/2014                                                          1,501
                                5,065  Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                       Series A, 7.35% due 9/01/2031                                                          5,238
                                6,850  Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                       (Public Improvement Fees), 8% due 12/01/2025                                           7,311
                                1,885  Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                       (Public Improvement Fees), 8.125% due 12/01/2025                                       1,885
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.1%                350  Connecticut State Development Authority, IDR (AFCO Cargo BDL-LLC Project), AMT,
                                       7.35% due 4/01/2010                                                                      357
-----------------------------------------------------------------------------------------------------------------------------------
Delaware - 0.3%                 2,000  New Castle County, Delaware, PCR (General Motors Corporation Project), VRDN,
                                       7% due 10/01/2008 (p)                                                                  2,000
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 6.5%                  2,500  Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds
                                       (JetBlue Airways Corp.), AMT, 6.50% due 11/15/2036                                     2,369
                                4,240  Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                       (Adventist Health System), Series C, 5.25% due 11/15/2036                              4,281
                               11,500  Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National
                                       Gypsum Company), AMT, Series A, 7.125% due 4/01/2030                                  11,807

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                                 Face
State                          Amount  Municipal Bonds                                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $  5,000  Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National
                                       Gypsum Company), AMT, Series B, 7.125% due 4/01/2030                              $    5,133
                                2,870  Hillsborough County, Florida, IDA, Hospital Revenue Bonds (Tampa General
                                       Hospital Project), 5% due 10/01/2036                                                   2,748
                                4,705  Lee County, Florida, Revenue Bonds, 5% due 10/01/2022 (a)                              4,906
                                5,450  Midtown Miami, Florida, Community Development District, Special Assessment
                                       Revenue Bonds, Series B, 6.50% due 5/01/2037                                           5,106
                                1,100  Orange County, Florida, Health Facilities Authority, Health Care Revenue
                                       Refunding Bonds (Orlando Lutheran Towers), 5.375% due 7/01/2020                        1,034
                                4,620  Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25% due 7/01/2028           4,324
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 1.5%                  4,600  Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90%
                                       due 12/01/2011 (l)                                                                     5,536
                                2,285  Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                                       Revenue Bonds (Coastal Community Retirement Corporation Project), Series A,
                                       7.125% due 1/01/2025 (j)(k)                                                            1,577
                                3,595  Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                                       Revenue Bonds (Coastal Community Retirement Corporation Project), Series A,
                                       7.25% due 1/01/2035 (j)(k)                                                             2,481
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 1.6%                       90  Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds, AMT, Senior Series
                                       C-2, 7.15% due 7/01/2023                                                                  93
                               10,000  Power County, Idaho, Industrial Development Corporation, Solid Waste Disposal
                                       Revenue Bonds (FMC Corporation Project), AMT, 6.45% due 8/01/2032                     10,224
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 3.8%                 1,000  Bolingbrook, Illinois, Special Services Area Number 1, Special Tax Bonds (Forest
                                       City Project), 5.90% due 3/01/2027                                                     1,021
                               13,200  Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                       Series B-2, 6% due 1/01/2029 (h)                                                      13,937
                                1,750  Illinois State Finance Authority Revenue Bonds (Friendship Village of
                                       Schaumburg), Series A, 5.625% due 2/15/2037                                            1,568
                                2,155  Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place
                                       Project), Series A, 6% due 5/15/2037                                                   2,065
                                1,445  Illinois State Finance Authority Revenue Bonds (Monarch Landing, Inc. Project),
                                       Series A, 7% due 12/01/2037                                                            1,453
                                4,000  Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax
                                       Revenue Bonds (McCormick Place Expansion), Series A, 5.50% due 6/15/2023 (i)           4,299
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 0.5%                  2,850  Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series A, 5%
                                       due 1/01/2029 (d)                                                                      2,873
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Kansas - 0.2%                   1,250  Lenexa, Kansas, Health Care Facility Revenue Bonds (Lakeview Village Inc.),
                                       Series C, 6.875% due 5/15/2012 (l)                                                     1,469
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky - 0.5%                 2,350  Kentucky Economic Development Finance Authority, Health System Revenue Refunding
                                       Bonds (Norton Healthcare, Inc.), Series A, 6.625% due 10/01/2010 (l)                   2,626
                                  650  Kentucky Economic Development Finance Authority, Health System Revenue Refunding
                                       Bonds (Norton Healthcare, Inc.), Series A, 6.625% due 10/01/2028                         691
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 7.4%               10,000  Louisiana Local Government Environmental Facilities and Community Development
                                       Authority Revenue Bonds (Westlake Chemical Corporation), 6.75% due 11/01/2032         10,290
                                6,750  Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                                       Missionaries of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036           6,792
                                1,000  Louisiana Public Facilities Authority, Revenue Refunding Bonds (Pennington
                                       Medical Foundation Project), 5% due 7/01/2031                                            976
                               10,000  Louisiana State Citizens Property Insurance Corporation, Assessment Revenue
                                       Bonds, Series B, 5% due 6/01/2020 (a)                                                 10,239
                               19,000  Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company Project),
                                       6.50% due 1/01/2017                                                                   19,073
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                                 Face
State                          Amount  Municipal Bonds                                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 4.5%              $  5,615  Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A,
                                       5.25% due 9/01/2039 (h)                                                           $    5,630
                                1,920  Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Sub-Series B, 5.875%
                                       due 9/01/2039                                                                          1,868
                                3,150  Baltimore, Maryland, Wastewater Project Revenue Bonds, Series D, 5%
                                       due 7/01/2037 (a)                                                                      3,248
                                2,580  Maryland State Community Development Administration, Department of Housing and
                                       Community Development, Residential Revenue Refunding Bonds, AMT, Series A, 4.65%
                                       due 9/01/2032                                                                          2,394
                                3,000  Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
                                       (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                               2,977
                                6,375  Maryland State Health and Higher Educational Facilities Authority, Revenue
                                       Refunding Bonds (Peninsula Regional Medical Center), 5% due 7/01/2036                  6,280
                                4,000  Maryland State Health and Higher Educational Facilities Authority, Revenue
                                       Refunding Bonds (University of Maryland Medical System), 6% due 7/01/2012 (l)          4,555
                                  500  Maryland State Industrial Development Financing Authority, EDR (Our Lady of Good
                                       Counsel School), Series A, 6% due 5/01/2035                                              497
                                1,500  Prince Georges County, Maryland, Special Obligation Bonds (National Harbor
                                       Project), 5.20% due 7/01/2034                                                          1,311
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 3.0%            1,410  Massachusetts State College Building Authority, Project Revenue Bonds, Series A,
                                       5% due 5/01/2031 (a)                                                                   1,454
                                3,500  Massachusetts State Development Finance Agency, Human Service Provider Revenue
                                       Bonds (Seven Hills Foundation & Affiliates), 5% due 9/01/2035 (m)                      3,378
                                2,750  Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                       (Western New England College), Series A, 5% due 9/01/2033 (b)                          2,797
                               10,000  Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25%
                                       due 1/01/2014 (d)(l)                                                                  11,263
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 1.5%                 6,060  Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                                       (Mount Clemens General Hospital), Series B, 5.875% due 11/15/2034                      5,953
                                1,000  Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford
                                       Health System), Series A, 5.25% due 11/15/2032                                         1,004
                                2,500  Michigan State Strategic Fund, PCR, Refunding (General Motors Corp.), 6.20%
                                       due 9/01/2020                                                                          2,360
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 1.3%                  420  Eden Prairie, Minnesota, M/F Housing Revenue Bonds (Rolling Hills Project),
                                       Series A, 6% due 8/20/2021 (g)                                                           457
                                2,000  Eden Prairie, Minnesota, M/F Housing Revenue Bonds (Rolling Hills Project),
                                       Series A, 6.20% due 2/20/2043 (g)                                                      2,144
                                  925  Minneapolis, Minnesota, M/F Housing Revenue Bonds (Gaar Scott Loft Project),
                                       AMT, 5.95% due 5/01/2030                                                                 952
                                4,500  Minnesota State Municipal Power Agency, Electric Revenue Bonds,
                                       5% due 10/01/2030                                                                      4,577
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 0.7%              4,800  Mississippi Business Finance Corporation Revenue Bonds (Northrop Grumman Ship
                                       System), 4.55% due 12/01/2028                                                          4,426
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 3.9%                 2,690  Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds (Gravois
                                       Bluffs), 7% due 10/01/2011 (l)                                                         3,119
                                5,000  Missouri State Highways and Transportation Commission, First Lien State Road
                                       Revenue Bonds, Series A, 5% due 5/01/2020                                              5,472
                               15,000  Missouri State Highways and Transportation Commission, First Lien State Road
                                       Revenue Bonds, Series A, 5% due 5/01/2021                                             16,294
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.3%                   865  Lincoln, Nebraska, Sanitation and Sewer Revenue Bonds, 4.25% due 6/15/2024               869
                                  905  Lincoln, Nebraska, Sanitation and Sewer Revenue Bonds, 4.25% due 6/15/2025               904
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.6%            3,425  New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds
                                       (Elliot Hospital), Series B, 5.60% due 10/01/2022                                      3,594
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                                 Face
State                          Amount  Municipal Bonds                                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 16.9%           $ 11,435  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                  $   11,301
                                  710  New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A,
                                       5.75% due 1/01/2025                                                                      691
                                  230  New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A,
                                       5.875% due 1/01/2037                                                                     218
                                3,000  New Jersey EDA, First Mortgage Revenue Bonds (The Presbyterian Home), Series A,
                                       6.375% due 11/01/2031                                                                  3,022
                               20,000  New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5%
                                       due 7/01/2029 (i)                                                                     20,675
                                4,400  New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                                       Facility), Series A, 7.25% due 11/15/2011 (l)                                          5,163
                                8,825  New Jersey EDA, School Facilities Construction Revenue Bonds, Series O,
                                       5.25% due 3/01/2023                                                                    9,562
                                3,905  New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                       Project), AMT, 6.25% due 9/15/2019                                                     3,773
                               14,000  New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                       Project), AMT, 6.25% due 9/15/2029                                                    13,118
                                1,335  New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack
                                       Valley Hospital Association), 6% due 7/01/2013                                           720
                                1,835  New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack
                                       Valley Hospital Association), 6.625% due 7/01/2036                                       990
                                3,975  New Jersey State Transportation Trust Fund Authority, Transportation System
                                       Revenue Bonds, Series A, 5.50% due 12/15/2021                                          4,596
                                6,600  New Jersey State Transportation Trust Fund Authority, Transportation System
                                       Revenue Bonds, Series A, 5.50% due 12/15/2022                                          7,637
                               13,110  New Jersey State Transportation Trust Fund Authority, Transportation System
                                       Revenue Bonds, Series C, 5.05% due 12/15/2035 (a)(n)                                   3,126
                                5,425  New Jersey State Transportation Trust Fund Authority, Transportation System
                                       Revenue Bonds, Series D, 5% due 6/15/2019 (f)                                          5,906
                                9,410  New Jersey State Transportation Trust Fund Authority, Transportation System
                                       Revenue Bonds, Series D, 5% due 6/15/2020                                             10,045
                                7,000  New Jersey State Transportation Trust Fund Authority, Transportation System
                                       Revenue Bonds, Series D, 5% due 6/15/2020 (f)                                          7,564
-----------------------------------------------------------------------------------------------------------------------------------
New York - 12.5%                2,200  Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Saint
                                       Francis Hospital), Series A, 7.50% due 3/01/2029                                       2,342
                                2,150  Erie County, New York, IDA, Revenue Bonds (Orchard Park CCRC, Inc. Project),
                                       Series A, 6% due 11/15/2026                                                            2,021
                               11,000  Metropolitan Transportation Authority, New York, Transportation Revenue
                                       Refunding Bonds, Series F, 5% due 11/15/2035                                          11,198
                                2,000  New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium
                                       Project), 5% due 1/01/2022 (a)                                                         2,089
                                2,175  New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium
                                       Project), 5% due 1/01/2023 (a)                                                         2,257
                                1,250  New York City, New York, City IDA, Special Facility Revenue Bonds (British
                                       Airways Plc Project), AMT, 7.625% due 12/01/2032                                       1,312
                                2,500  New York City, New York, GO, Series O, 5% due 6/01/2033                                2,557
                                6,500  New York Liberty Development Corporation Revenue Bonds (Goldman Sachs
                                       Headquarters), 5.25% due 10/01/2035                                                    6,822
                                3,145  New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                                       Bonds (Mount Sinai Health), Series A, 6.75% due 7/01/2010 (l)                          3,501
                                1,855  New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                                       Bonds (Mount Sinai-NYU Medical Center Health System), Series A, 6.75%
                                       due 7/01/2020                                                                          1,960
                                5,000  New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
                                       (Education), Series F, 5% due 3/15/2035                                                5,178

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                                 Face
State                          Amount  Municipal Bonds                                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $  8,360  New York State Dormitory Authority, Supported Debt Revenue Refunding Bonds
                                       (Department of Health), Series A, 5% due 7/01/2023 (c)                            $    8,769
                                2,500  Suffolk County, New York, IDA, IDR, Refunding (Nissequogue Cogeneration Partners
                                       Facility), AMT, 5.50% due 1/01/2023                                                    2,297
                                9,400  Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                       5.50% due 6/01/2021                                                                   10,150
                               10,000  Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds,
                                       5.25% due 11/15/2030                                                                  10,471
                                2,895  Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue
                                       Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2013 (l)                    3,352
                                3,450  Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue
                                       Bonds (Kendal on Hudson Project), Series A, 6.375% due 1/01/2024                       3,550
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 1.9%           4,750  North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,
                                       Series D, 6.75% due 1/01/2026                                                          5,013
                                  145  North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 8-A, 6.20%
                                       due 7/01/2016                                                                            148
                                  615  North Carolina, HFA, S/F Revenue Bonds, Series II, 6.20% due 3/01/2016 (e)               655
                                1,000  North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                                       Revenue Bonds (Arbor Acres Community Project), 6.375% due 3/01/2012 (l)                1,139
                                5,000  North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                                       Revenue Bonds (Presbyterian Homes Project), 5.40% due 10/01/2027                       4,901
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 4.4%                     7,835  Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
                                       Asset-Backed Bonds, Series A-2, 6.50% due 6/01/2047                                    8,043
                                3,000  Cincinnati, Ohio, City School District, GO (Classroom Construction and
                                       Improvement), Refunding, 5.25% due 12/01/2020 (d)                                      3,393
                                5,065  Hamilton County, Ohio, Sewer System Improvement Revenue Bonds (The Metropolitan
                                       Sewer District of Greater Cincinnati), Series B, 5% due 12/01/2028 (i)                 5,261
                                2,175  Lucas County, Ohio, Health Care Facility Revenue Refunding and Improvement Bonds
                                       (Sunset Retirement Communities), Series A, 6.625% due 8/15/2030                        2,261
                                5,000  Mason, Ohio, City School District, GO (School Improvement), 5%
                                       due 6/01/2014 (f)(l)                                                                   5,604
                                  970  Port of Greater Cincinnati Development Authority, Ohio, Special Assessment
                                       Revenue Bonds (Cooperative Public Parking Infrastructure Project), 6.30%
                                       due 2/15/2024                                                                            999
                                  750  Toledo-Lucas County, Ohio, Port Authority Revenue Bonds (Saint Mary Woods
                                       Project), Series A, 6% due 5/15/2024                                                     712
                                2,250  Toledo-Lucas County, Ohio, Port Authority Revenue Bonds (Saint Mary Woods
                                       Project), Series A, 6% due 5/15/2034                                                   2,108
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 1.4%                   4,405  Oregon State Department of Administrative Services, COP, Series A, 6%
                                       due 5/01/2010 (a)(l)                                                                   4,800
                                2,475  Oregon State, GO, Refunding (Veterans Welfare), Series 80A, 5.70% due 10/01/2032       2,508
                                1,830  Portland, Oregon, Housing Authority, Housing Revenue Bonds (Pine Square and
                                       University Place), Series A, 5.875% due 1/01/2022                                      1,877
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 4.9%             5,270  Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                       Bonds (National Gypsum Company), AMT, Series A, 6.25% due 11/01/2027                   5,263
                                2,450  Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 97A, 4.60%
                                       due 10/01/2027                                                                         2,331
                               16,270  Pennsylvania State Higher Educational Facilities Authority, Health Services
                                       Revenue Refunding Bonds (Allegheny Delaware Valley Obligation), Series C, 5.875%
                                       due 11/15/2016 (i)                                                                    16,269

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                                 Face
State                          Amount  Municipal Bonds                                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $  1,265  Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75%
                                       due 12/01/2017                                                                    $    1,267
                                5,000  Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                       Healthcare System), Series B, 7.125% due 12/01/2011 (l)                                6,152
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.1%             4,240  Central Falls, Rhode Island,  Detention Facility Corporation, Detention
                                       Facility, Revenue Refunding Bonds, 7.25% due 7/15/2035                                 4,523
                                1,225  Woonsocket, Rhode Island, GO, 6% due 10/01/2017 (d)                                    1,337
                                1,195  Woonsocket, Rhode Island, GO, 6% due 10/01/2018 (d)                                    1,295
-----------------------------------------------------------------------------------------------------------------------------------
South Dakota - 0.8%             5,210  South Dakota State Health and Educational Facilities Authority Revenue Bonds
                                       (Sanford Health), 5% due 11/01/2040                                                    5,064
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 2.4%                4,065  Hardeman County, Tennessee, Correctional Facilities Corporation Revenue Bonds,
                                       7.75% due 8/01/2017                                                                    4,124
                               11,250  Shelby County, Tennessee, Health, Educational and Housing Facility Board,
                                       Hospital Revenue Refunding Bonds (Saint Jude Children's Research Hospital),
                                       5% due 7/01/2031                                                                      11,482
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 15.6%                  16,000  Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Refunding
                                       Bonds (American Airlines Inc. Project), AMT, 5.75% due 12/01/2029                     13,146
                                5,000  Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                       First Tier, Series A, 6.70% due 1/01/2011 (l)                                          5,596
                                5,000  Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                       First Tier, Series A, 6.70% due 1/01/2011 (l)                                          5,596
                                1,300  Bexar County, Texas, Housing Finance Corporation, M/F Housing Revenue Bonds
                                       (Water at Northern Hills Apartments), Series A, 5.80% due 8/01/2021 (i)                1,341
                                2,460  Bexar County, Texas, Housing Finance Corporation, M/F Housing Revenue Bonds
                                       (Water at Northern Hills Apartments), Series A, 6% due 8/01/2031 (i)                   2,542
                                1,000  Bexar County, Texas, Housing Finance Corporation, M/F Housing Revenue Bonds
                                       (Water at Northern Hills Apartments), Series A, 6.05% due 8/01/2036 (i)                1,034
                                3,755  Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc.
                                       Project), Series B, 7.75% due 12/01/2018                                               3,841
                                2,000  Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                       Bonds (Good Shepherd Medical Center Project), 6.375% due 10/01/2010 (l)(m)             2,224
                                3,000  Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                       Bonds (Good Shepherd Medical Center Project), 6.875% due 10/01/2010 (l)(m)             3,374
                                5,000  Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal
                                       Facility Revenue Bonds (E. I. du Pont de Nemours and Company Project), AMT,
                                       6.40% due 4/01/2026                                                                    5,015
                                3,900  Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds (Citgo Petroleum
                                       Corporation Project), AMT, 7.50% due 5/01/2025                                         4,161
                                3,500  Houston, Texas, Airport System, Special Facilities Revenue Bonds (Continental
                                       Airlines), AMT, Series E, 7.375% due 7/01/2022                                         3,608
                                3,000  Houston, Texas, Airport System, Special Facilities Revenue Bonds (Continental
                                       Airlines), AMT, Series E, 7% due 7/01/2029                                             3,063
                                1,595  Houston, Texas, Industrial Development Corporation Revenue Bonds (Air Cargo),
                                       AMT, 6.375% due 1/01/2023                                                              1,626
                                4,830  Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT,
                                       6.375% due 4/01/2027                                                                   4,854

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                                 Face
State                          Amount  Municipal Bonds                                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $  3,330  Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT,
                                       6.95% due 4/01/2030                                                               $    3,459
                                7,030  Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                       (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                      7,194
                                6,955  SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue
                                       Bonds, 5.50% due 8/01/2023                                                             7,234
                                6,365  SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue
                                       Bonds, 5.50% due 8/01/2025                                                             6,534
                                6,500  Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
                                       First Tier, Series A, 5.50% due 8/15/2039 (a)                                          6,649
                                7,020  Tyler, Texas, Waterworks and Sewer Revenue Bonds, 5.70% due 9/01/2010 (d)(l)           7,607
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 1.8%                 1,500  James City County, Virginia, EDA, Residential Care Facility, First Mortgage
                                       Revenue Refunding Bonds (Williamsburg Landing, Inc.), Series A,
                                       5.35% due 9/01/2026                                                                    1,452
                                2,000  James City County, Virginia, EDA, Residential Care Facility, First Mortgage
                                       Revenue Refunding Bonds (Williamsburg Landing, Inc.), Series A,
                                       5.50% due 9/01/2034                                                                    1,906
                               24,800  Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior
                                       Series B, 6.67% due 8/15/2008 (l)(n)                                                   7,374
                                1,000  Winchester, Virginia, IDA, Residential Care Facilities, Revenue Bonds
                                       (Westminster-Canterbury), Series A, 5.20% due 1/01/2027                                  947
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 0.3%                 945  Vancouver, Washington, Housing Authority, Housing Revenue Bonds (Teal Pointe
                                       Apartments Project), AMT, 6% due 9/01/2022                                               965
                                1,250  Vancouver, Washington, Housing Authority, Housing Revenue Bonds (Teal Pointe
                                       Apartments Project), AMT, 6.20% due 9/01/2032                                          1,267
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 1.4%                  685  Milwaukee, Wisconsin, Revenue Bonds (Air Cargo), AMT, 6.50% due 1/01/2025                702
                                  700  Wisconsin State, GO, AMT, Series B, 6.20% due 11/01/2026 (i)                             711
                                7,925  Wisconsin State Health and Educational Facilities Authority, Revenue Refunding
                                       Bonds (Franciscan Sisters Healthcare), 5% due 9/01/2026                                7,423
-----------------------------------------------------------------------------------------------------------------------------------
Wyoming - 0.8%                  5,315  Wyoming Community Development Authority, Housing Revenue Bonds, AMT, Series 3,
                                       4.75% due 12/01/2037                                                                   4,947
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 3.5%              7,755  Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                       Revenue Refunding Bonds, Series N, 5.25% due 7/01/2034 (b)                             8,521
                                7,100  Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series UU,
                                       5% due 7/01/2023 (f)                                                                   7,481
                               55,160  Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds,
                                       Series A, 5.06% due 8/01/2047 (a)(n)                                                   6,507
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands - 1.0%      6,250  Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds
                                       (Hovensa Refinery), AMT, 6.125% due 7/01/2022                                          6,358
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Municipal Bonds  (Cost - $880,856) - 141.2%                                    901,144
-----------------------------------------------------------------------------------------------------------------------------------
                                       Municipal Bonds Transferred to Tender Option Bond Trusts (q)
-----------------------------------------------------------------------------------------------------------------------------------
New York - 3.4%                10,000  New York City, New York, GO, Refunding, Series A, 6.375% due 5/15/2014 (d)            10,893
                               10,000  New York City, New York, GO, Refunding, Series A, 6.375% due 5/15/2015 (d)            10,893
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 2.8%           7,795  Charleston Educational Excellence Financing Corporation, South Carolina,
                                       Revenue Bonds (Charleston County School District), 5.25% due 12/01/2028 (b)            8,219
                                6,920  Charleston Educational Excellence Financing Corporation, South Carolina,
                                       Revenue Bonds (Charleston County School District), 5.25% due 12/01/2029 (b)            7,292
                                2,510  Charleston Educational Excellence Financing Corporation, South Carolina,
                                       Revenue Bonds (Charleston County School District), 5.25% due 12/01/2030 (b)            2,640
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 4.9%                30,930  Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H,
                                       Sub-Series H-1, 5.375% due 7/01/2036 (i)                                              31,347
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

                                 Face
State                          Amount  Municipal Bonds                                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 6.0%           $ 30,000  Puerto Rico Commonwealth Highway and Transportation Authority,
                                       Transportation Revenue Bonds, Series B, 5.875% due 7/01/2035 (i)                  $   32,783
                                5,000  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH, 5.75%
                                       due 7/01/2010 (f)(l)                                                                   5,440
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Municipal Bonds Transferred to Tender Option Bond Trusts
                                       (Cost - $107,024) - 17.2%                                                            109,507
-----------------------------------------------------------------------------------------------------------------------------------
                               Shares
                                 Held  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                               14,300  Merrill Lynch Institutional Tax-Exempt Fund, 2.47% (o)(r)                             14,300
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Short-Term Securities  (Cost - $14,300) - 2.2%                                  14,300
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Investments  (Cost - $1,002,180*) - 160.6%                                   1,024,951

                                       Other Assets Less Liabilities - 1.3%                                                   8,314

                                       Liability for Trust Certificates, Including Interest Expense Payable - (8.1%)        (51,786)

                                       Preferred Stock, at Redemption Value - (53.8%)                                      (343,268)
                                                                                                                         ----------
                                       Net Assets Applicable to Common Stock - 100.0%                                    $  638,211
                                                                                                                         ==========

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                                  $ 951,861
                                                                      =========
      Gross unrealized appreciation                                   $  39,797
      Gross unrealized depreciation                                     (18,284)
                                                                      ---------
      Net unrealized appreciation                                     $  21,513
                                                                      =========
(a)   AMBAC Insured.
(b)   Assured Guaranty Insured.
(c)   CIFG Insured.
(d)   FGIC Insured.
(e)   FHA Insured.
(f)   FSA Insured.
(g)   GNMA Collateralized.

BlackRock MuniYield Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)        (in Thousands)

(h)   XL Capital Insured.
(i)   MBIA Insured.
(j)   Non-income producing security.
(k) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(l)   Prerefunded.
(m)   Radian Insured.
(n) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(o)   Represents the current yield as of January 31, 2008.
(p)   Variable rate security.  Rate shown is interest rate as of report date.
(q) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(r) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                        Net             Dividend
      Affiliate                                       Activity           Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund      (9,399)          $    61
      --------------------------------------------------------------------------
o     Financial futures contracts sold as of January 31, 2008 were as follows:
      --------------------------------------------------------------------------
      Number of                                                      Unrealized
      Contracts       Issue        Expiration Date    Face Value    Depreciation
      --------------------------------------------------------------------------
        500        10-Year U.S.
                  Treasury Bonds     March 2008       $   56,366    $    (1,993)
      --------------------------------------------------------------------------

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniYield Fund, Inc.

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniYield Fund, Inc.

Date: March 24, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniYield Fund, Inc.

Date: March 24, 2008